Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities:
Net Loss	$ (1,047,165)	$ (466,130)	$ (1,185,846)	$ (2,305,073)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Amortization of Note Discounts	166,432	247,802	440,017	1,191,894
Issuance of Common Stock for Services	43,696
Changes in Operating Assets and Liabilities:
Other Receivables	36,352	2,773	24,844	(27,860)
Prepaids			623	18,567
Other Current Asset	(1,688)	0
Deposits	(108,117)	4,341	(4,200)	274
Bank Overdraft	0	13,809
Promissory Note Receivable	(275,000)	0
Accounts Payable and Accrued Liabilities	212,522	41,226	110,788	171,652
Net Cash Used In Operating Activities	(972,968)	(156,179)	(613,774)	(950,546)
Cash Flow from Financing Activities:
Promissory Note from MAAB	(246,147)	(15,933)	459,333	158,578
8% Senior Secured Convertible Promissory Note			0	600,000
8% Senior Secured Convertible Promissory Note, Issued December 2, 2019			0	125,000
Puts of Common Stock Under the Equity Purchase Agreement	314,416	32,288	247,120	0
Proceeds from 8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, net of $25,000 issuance costs	1,225,000	0
Issuance of Common Stock for Financing Fee			0	48,300
Non-cash Financing Fee			0	7,500
Net Cash Provided By Financing Activities	1,293,369	16,355	706,453	939,378
Effect of Foreign Currency Translation Loss	(32,895)	138,665	(55,321)	(42,802)
Net Increase (Decrease) in Cash	287,406	(1,159)	37,358	(53,970)
Cash at the Beginning of the Year	38,517	1,159	1,159	55,129
Cash at the End of the Year	325,923	0	38,517	1,159
Supplemental Disclosures of Cash Flow Information:
Cash paid during the year for: Interest	0	16,727	8,358	4,598
Cash paid during the year for: Taxes			0	0
Supplemental Disclosures of Non-Cash Information:
Conversion of 8% Senior Secured Conversion Promissory Notes into Common Stock	809,857	166,724	348,684	657,247
Discounts Issued with 8% Senior Secured Convertible Promissory Notes			0	606,827
Discounts Issued with 8% Senior Secured Convertible Promissory Note, Issued December 2, 2019			0	149,546
Discounts Issued in Connection with Forbearance Agreement for 8% Senior Secured Convertible Promissory Notes			0	257,135
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note			314,564	1,167,801
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note, Issued December 2, 2019	0	74,131	125,453	24,093
Increase in Note and Additional Discount on 8% Senior Secured Convertible Promissory Note due to the Forbearance Agreement on June 30, 2020			25,471	0
Common Stock issued as Financing Fee for the Equity Purchase Agreement			0	48,300
Reduction in MAAB Promissory Note from Section 16(a) Short Swing Profit Income			0	178,394
Receivable Related to Puts of Common Stock Under the Equity Purchase Agreement	0	9,593	$ 40,108	$ 0
Common Stock Issued for Accrued Interest on 8% Senior Secured Convertible Promissory Notes	195,870	0
Discounts Issued with 8% Senior Secured Convertible Promissory Notes, Issued March 5, 2021	1,174,799	0
Amortization to interest expense of Debt Discount from the 8% Senor Secured Convertible Promissory Notes, Issued March 5, 2021	166,432	0
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note	$ 0	$ 173,671